UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“the Act”) [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report

KFA Large Cap Quality Dividend Index ETF

KFA Small Cap Quality Dividend Index ETF

KFA Value Line® Dynamic Core Equity Index ETF

KFA Mount Lucas Index Strategy ETF

(Now known as, KFA Mount Lucas Managed Futures Index Strategy ETF)

September 30, 2022

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2022

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
United States — 99.7%
Communication Services — 2.3%
Activision Blizzard	2,358	$175,294
Comcast, Cl A	4,935	144,743
Nexstar Media Group, Cl A	980	163,513
		483,550
Consumer Discretionary — 7.1%
Churchill Downs	964	177,521
Genuine Parts	1,181	176,347
Leggett & Platt	4,927	163,675
Lowe’s	943	177,105
McDonald’s	715	164,979
Polaris	1,676	160,309
Service International	2,993	172,816
Tractor Supply	966	179,560
Williams-Sonoma	1,291	152,144
		1,524,456
Consumer Staples — 9.6%
Archer-Daniels-Midland	2,125	170,956
Brown-Forman, Cl B	2,516	167,490
Casey’s General Stores	853	172,750
Coca-Cola	2,973	166,547
Costco Wholesale	349	164,822
Flowers Foods	6,729	166,139
Hershey	809	178,360
Hormel Foods	3,918	178,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
J M Smucker	1,296	$178,084
Kellogg	2,496	173,871
Kroger	3,841	168,044
PepsiCo	1,064	173,709
		2,058,806
Financials — 19.1%
Aflac	3,115	175,063
American Financial Group	1,454	178,740
Ameriprise Financial	705	177,625
Aon, Cl A	664	177,866
Arthur J Gallagher	1,045	178,925
Assurant	1,159	168,368
Assured Guaranty	3,642	176,455
Axis Capital Holdings	3,477	170,894
BOK Financial	2,082	185,006
Brown & Brown	2,910	175,997
Cboe Global Markets	1,508	176,994
Chubb	970	176,424
Commerce Bancshares	2,687	177,772
Cullen/Frost Bankers	1,424	188,281
Erie Indemnity, Cl A	854	189,853
FactSet Research Systems	422	168,846
Globe Life	1,894	188,832
Marsh & McLennan	1,141	170,340
Nasdaq	3,092	175,254
Prosperity Bancshares	2,645	176,369
Raymond James Financial	1,794	177,283
Travelers	1,139	174,495
W R Berkley	2,866	185,086
		4,090,768
Health Care — 9.0%
AbbVie	1,320	177,157
AmerisourceBergen, Cl A	1,243	168,215
Amgen	746	168,149
Becton Dickinson	723	161,106
Bristol-Myers Squibb	2,675	190,166
Cardinal Health	2,571	171,434
Chemed	392	171,132
Elevance Health	385	174,882

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Humana	378	$183,402
Merck	2,095	180,421
UnitedHealth Group	353	178,279
		1,924,343
Industrials — 20.2%
Air Lease, Cl A	5,115	158,616
Booz Allen Hamilton Holding, Cl A	1,876	173,249
Carlisle	639	179,182
CH Robinson Worldwide	1,670	160,838
CSX	6,029	160,613
Cummins	864	175,833
General Dynamics	825	175,040
HEICO	1,239	178,391
Hubbell, Cl B	894	199,362
Huntington Ingalls Industries	812	179,858
IDEX	922	184,262
L3Harris Technologies	806	167,511
Lincoln Electric Holdings	1,377	173,116
Lockheed Martin	436	168,422
MDU Resources Group	6,161	168,503
Nordson	836	177,458
Norfolk Southern	789	165,414
Northrop Grumman	385	181,073
PACCAR	2,126	177,925
Republic Services, Cl A	1,300	176,852
Snap-on	861	173,362
Union Pacific	852	165,987
United Parcel Service, Cl B	981	158,471
Waste Management	1,094	175,270
WW Grainger	338	165,346
		4,319,954
Information Technology — 10.2%
Amdocs	2,165	172,009
Amphenol, Cl A	2,534	169,677
Analog Devices	1,223	170,413
Apple	1,185	163,767
Automatic Data Processing	745	168,511
Broadridge Financial Solutions	1,080	155,866
Cisco Systems	4,087	163,480
International Business Machines	1,406	167,047

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Large Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Jack Henry & Associates	951	$173,339
KLA	555	167,959
Mastercard, Cl A	573	162,927
National Instruments	4,715	177,944
Paychex	1,487	166,856
		2,179,795
Materials — 8.0%
Air Products and Chemicals	742	172,686
Albemarle	729	192,777
Avery Dennison	986	160,422
Nucor	1,424	152,354
Reliance Steel & Aluminum	1,027	179,119
RPM International	2,043	170,202
Silgan Holdings	4,138	173,962
Sonoco Products	3,078	174,615
Steel Dynamics	2,415	171,344
Westlake	1,980	172,022
		1,719,503
Real Estate — 6.7%
American Tower†	712	152,866
CubeSmart†	4,014	160,801
EastGroup Properties†	1,124	162,238
Extra Space Storage†	932	160,966
Federal Realty Investment Trust†	1,818	163,838
First Industrial Realty Trust†	3,715	166,469
National Retail Properties†	4,108	163,745
Realty Income†	2,655	154,521
WP Carey†	2,151	150,140
		1,435,584
Utilities — 7.5%
AES	7,382	166,833
American Electric Power	1,788	154,572
Atmos Energy	1,601	163,062
Consolidated Edison	1,847	158,399
Edison International	2,734	154,690
National Fuel Gas	2,698	166,062
Sempra Energy	1,104	165,534
Southern	2,327	158,236
WEC Energy Group	1,747	156,234
Xcel Energy	2,423	155,072
		1,598,694

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Large Cap Quality Dividend Index ETF (concluded)

Value
COMMON STOCK (continued)
TOTAL UNITED STATES	$21,335,453

TOTAL COMMON STOCK
(Cost $22,215,030)	21,335,453

TOTAL INVESTMENTS — 99.7%
(Cost $22,215,030)	21,335,453
OTHER ASSETS LESS LIABILITIES — 0.3%	65,853
NET ASSETS — 100%	$21,401,306

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
United States — 99.5%
Communication Services — 3.5%
John Wiley & Sons, Cl A	2,711	$101,825
Telephone and Data Systems	7,705	107,100
		208,925
Consumer Staples — 9.4%
Andersons	3,402	105,564
Lancaster Colony	736	110,606
SpartanNash	4,226	122,638
Tootsie Roll Industries	3,537	117,720
Universal	2,453	112,936
		569,464
Financials — 30.7%
City Holding	1,482	131,439
Federal Agricultural Mortgage, Cl C	1,167	115,696
First Financial	2,726	123,188
First Interstate BancSystem, Cl A	3,174	128,071
First Merchants	3,171	122,654
Fulton Financial	7,844	123,935
Home BancShares	5,429	122,207
Independent Bank	1,617	120,515
International Bancshares	3,038	129,115
Northwest Bancshares	8,891	120,117
Peoples Bancorp	4,220	122,085
Southside Bancshares	3,350	118,456
SouthState	1,645	130,152
United Bankshares	3,460	123,695
WesBanco	3,685	122,969
		1,854,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Small Cap Quality Dividend Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 4.1%
Ensign Group	1,498	$119,091
LeMaitre Vascular	2,579	130,704
		249,795
Industrials — 19.6%
ABM Industries	2,851	108,994
Apogee Enterprises	3,210	122,686
Applied Industrial Technologies	1,225	125,906
Franklin Electric	1,490	121,748
GATX	1,348	114,782
Griffon	4,106	121,209
HNI	4,077	108,081
Insperity	1,151	117,506
Lindsay	808	115,770
McGrath RentCorp	1,505	126,209
		1,182,891
Information Technology — 2.0%
Power Integrations	1,838	118,220

Materials — 9.8%
Balchem	1,002	121,823
HB Fuller	2,051	123,265
Materion	1,531	122,480
Sensient Technologies	1,600	110,944
Stepan	1,244	116,526
		595,038
Real Estate — 5.5%
Agree Realty†	1,669	112,791
Terreno Realty†	2,104	111,491
Universal Health Realty Income Trust†	2,557	110,488
		334,770
Utilities — 14.9%
Black Hills	1,651	111,822
California Water Service Group	2,094	110,333
New Jersey Resources	2,786	107,818
PNM Resources	2,608	119,264
Portland General Electric	2,410	104,738
South Jersey Industries	3,735	124,824
Southwest Gas Holdings	1,593	111,112
Spire	1,797	112,007
		901,918

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Small Cap Quality Dividend Index ETF (concluded)

Value
COMMON STOCK (continued)
TOTAL UNITED STATES	$6,015,315

TOTAL COMMON STOCK
(Cost $6,487,407)	6,015,315

TOTAL INVESTMENTS — 99.5%
(Cost $6,487,407)	6,015,315
OTHER ASSETS LESS LIABILITIES — 0.5%	28,760
NET ASSETS — 100%	$6,044,075

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Value Line® Dynamic Core Equity Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
United States — 99.7%
Communication Services — 3.9%
Comcast, Cl A	15,048	$441,358
Verizon Communications	13,499	512,557
		953,915
Consumer Discretionary — 4.0%
Amazon.com*	805	90,965
Home Depot	1,526	421,085
Starbucks	5,632	474,552
		986,602
Consumer Staples — 9.4%
Clorox	2,929	376,054
Coca-Cola	9,952	557,511
Kellogg	5,776	402,356
Kimberly-Clark	3,590	404,019
PepsiCo	3,561	581,369
		2,321,309
Financials — 8.1%
Bank of New York Mellon	10,098	388,975
BlackRock, Cl A	435	239,372
JPMorgan Chase	5,859	612,266
T Rowe Price Group	3,573	375,200
US Bancorp	9,868	397,878
		2,013,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Value Line® Dynamic Core Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 8.4%
Amgen	2,123	$478,524
Bristol-Myers Squibb	7,692	546,824
Gilead Sciences	7,457	460,023
Merck	6,766	582,688
		2,068,059
Industrials — 10.2%
3M	3,906	431,613
Fastenal	8,696	400,364
Illinois Tool Works	2,266	409,353
Lockheed Martin	1,196	462,003
United Parcel Service, Cl B	2,717	438,904
Watsco	1,472	378,981
		2,521,218
Information Technology — 22.2%
Apple	7,372	1,018,811
Cisco Systems	12,593	503,720
Corning	6,498	188,572
Intel	16,420	423,143
International Business Machines	4,009	476,309
Juniper Networks	8,289	216,509
Microsoft	7,798	1,816,154
Paychex	2,988	335,283
Texas Instruments	3,214	497,463
		5,475,964
Materials — 4.6%
Air Products and Chemicals	1,826	424,965
Packaging Corp of America	3,089	346,863
Sonoco Products	6,508	369,199
		1,141,027
Real Estate — 9.5%
Alexandria Real Estate Equities†	2,776	389,167
Camden Property Trust†	3,197	381,882
Crown Castle†	2,751	397,657
Mid-America Apartment Communities†	2,525	391,552
Public Storage†	1,362	398,807
Realty Income†	6,489	377,660
		2,336,725

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KFA Value Line® Dynamic Core Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities — 19.4%
ALLETE	6,867	$343,693
Atmos Energy	3,676	374,401
Avista	10,215	378,466
Consolidated Edison	4,436	380,431
Entergy	3,672	369,513
New Jersey Resources	9,147	353,989
NorthWestern	7,526	370,881
OGE Energy	9,999	364,564
ONE Gas	5,199	365,958
Pinnacle West Capital	5,547	357,837
Portland General Electric	8,041	349,462
Southern	6,125	416,500
Spire	5,980	372,733
		4,798,428
TOTAL UNITED STATES		24,616,938

TOTAL COMMON STOCK
(Cost $27,838,628)		24,616,938

TOTAL INVESTMENTS — 99.7%
(Cost $27,838,628)		24,616,938
OTHER ASSETS LESS LIABILITIES — 0.3%		65,871
NET ASSETS — 100%		$24,682,809

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KFA Mount Lucas Index Strategy ETF

	Shares	Value
EXCHANGE — TRADED FUND — 56.3%
Schwab Short-Term U.S. Treasury ETF‡	3,200,000	$154,432,000
TOTAL EXCHANGE — TRADED FUND
(Cost $157,880,581)		154,432,000

TOTAL INVESTMENTS — 56.3%
(Cost $157,880,581)		154,432,000
OTHER ASSETS LESS LIABILITIES — 43.7%		119,811,903
NET ASSETS — 100%		$274,243,903

A list of the open futures contracts held by the Fund at September 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Corn^	560	Dec-2022	$18,188,284	$18,970,000	$781,716
Live Cattle^	226	Dec-2022	13,530,939	13,293,320	(237,619)
Natural Gas^	201	Nov-2022	18,093,068	14,200,650	(3,892,418)
NY Harbor ULSD^	126	Nov-2022	19,090,666	16,548,084	(2,542,582)
Soybean^	264	Nov-2022	18,481,930	18,014,700	(467,230)
			87,384,887	81,026,754	(6,358,133)
Short Contracts
AUDUSD Currency	(652)	Dec-2022	(43,742,018)	(41,829,060)	1,912,958
British Pound	(615)	Dec-2022	(44,098,155)	(42,976,969)	1,121,186
CAD Currency	(587)	Dec-2022	(44,153,097)	(42,495,865)	1,657,232
Canadian 10-Year Bond	(701)	Dec-2022	(66,669,320)	(62,718,782)	625,876
Copper^	(213)	Dec-2022	(19,235,603)	(18,171,562)	1,064,041
Euro FX	(353)	Dec-2022	(44,161,024)	(43,513,869)	647,155
Euro-Bund	(480)	Dec-2022	(68,605,615)	(65,148,771)	2,617,603
Gasoline^	(153)	Nov-2022	(14,779,357)	(14,644,211)	135,146
Gold^	(109)	Dec-2022	(18,840,641)	(18,224,800)	615,841
Japanese 10-Year Bond	(66)	Dec-2022	(68,348,968)	(67,627,997)	95,983
Japanese Yen	(491)	Dec-2022	(43,253,969)	(42,738,482)	515,487
Long Gilt 10-Year Bond	(559)	Dec-2022	(69,400,066)	(60,167,928)	6,685,728
Sugar No. 11^	(962)	Feb-2023	(19,000,393)	(19,049,139)	(48,746)
Swiss Franc	(346)	Dec-2022	(45,125,305)	(44,175,550)	949,755
U.S. 10-Year Treasury Note	(600)	Dec-2022	(69,878,886)	(67,237,500)	2,641,386
Wheat^	(451)	Dec-2022	(18,738,861)	(20,779,825)	(2,040,964)
WTI Crude Oil^	(30)	Nov-2022	(2,378,512)	(2,361,600)	16,912
			(700,409,790)	(673,861,910)	19,212,579
			$(613,024,903)	$(592,835,156)	$12,854,446

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of September 30, 2022.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2022

KFA Mount Lucas Index Strategy ETF (concluded)

‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

AUD — Australian Dollar

CAD — Canadian Dollar

ETF — Exchange-Traded Fund

ULSD — Ultra-Low Sulfur Diesel

USD — U.S. Dollar

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange – Traded Fund	$154,432,000	$—	$—	$154,432,000
Total Investments in Securities	$154,432,000	$—	$—	$154,432,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$22,084,005	$—	$—	$22,084,005
Unrealized Depreciation	(9,229,559)	—	—	(9,229,559)
Total Other Financial Instruments	$12,854,446	$—	$—	$12,854,446

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2022

	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Value Line® Dynamic Core Equity Index ETF
Assets:
Investments at Value	$21,335,453	$6,015,315	$24,616,938
Cash and Cash Equivalents	32,096	19,154	30,939
Dividend and Interest Receivable	40,430	12,133	46,936
Reclaim Receivable	703	—	—
Prepaid Expenses	281	227	184
Total Assets	21,408,963	6,046,829	24,694,997

Liabilities:
Payable for Management Fees	7,507	2,626	12,081
Payable for Trustees’ Fee	150	128	107
Total Liabilities	7,657	2,754	12,188
Net Assets	$21,401,306	$6,044,075	$24,682,809

Net Assets Consist of:
Paid-in Capital	$22,012,721	$8,953,192	$26,644,572
Total Distributable Loss	(611,415)	(2,909,117)	(1,961,763)
Net Assets	$21,401,306	$6,044,075	$24,682,809
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	750,002	250,002	1,250,002
Net Asset Value, Offering and Redemption Price Per Share	$28.53	$24.18	$19.75
Cost of Investments	$22,215,030	$6,487,407	$27,838,628

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Assets and Liabilities (Unaudited) (concluded)

September 30, 2022

KFA Mount Lucas Index Strategy ETF
Assets:
Investments at Value	$154,432,000
Cash and Cash Equivalents	68,884,691
Cash Collateral on Futures Contracts	37,784,817
Foreign Currency at Value	14,088,067
Variation Margin Receivable on Future Contracts	2,020,843
Prepaid Expenses	312
Total Assets	277,210,730

Liabilities:
Variation Margin Payable on Future Contracts	2,799,598
Payable for Management Fees	167,229
Total Liabilities	2,966,827
Net Assets	$274,243,903

Net Assets Consist of:
Paid-in Capital	$246,078,870
Total Distributable Earnings	28,165,033
Net Assets	$274,243,903
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	7,200,002
Net Asset Value, Offering and Redemption Price Per Share	$38.09
Cost of Investments	$157,880,581
Cost of Foreign Currency	13,964,778

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the period ended September 30, 2022

	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Value Line® Dynamic Core Equity Index ETF
Investment Income:
Dividend Income	$353,315	$225,112	$453,586
Interest Income	293	360	151
Total Investment Income	353,608	225,472	453,737

Expenses:
Management Fees†	64,145	45,409	77,797
Trustees’ Fees	702	472	549
Insurance Expense	222	177	147
Net Expenses	65,069	46,058	78,493
Net Investment Income	288,539	179,414	375,244

Net Realized Gain (Loss) on:
Investments	(115,653)	(1,304,805)	392,344
Net Realized Gain (Loss)	(115,653)	(1,304,805)	392,344

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,558,823)	(2,331,534)	(5,127,795)
Net Change in Unrealized Appreciation (Depreciation)	(5,558,823)	(2,331,534)	(5,127,795)
Net Realized and Unrealized Loss	(5,674,476)	(3,636,339)	(4,735,451)
Net Decrease in Net Assets Resulting from Operations	$(5,385,937)	$(3,456,925)	$(4,360,207)

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Operations (Unaudited) (concluded)

For the period ended September 30, 2022

KFA Mount Lucas Index Strategy ETF
Investment Income:
Dividend Income	$396,208
Interest Income	127,888
Total Investment Income	524,096

Expenses:
Management Fees†	598,210
Trustees’ Fees	1,807
Insurance Expense	175
Net Expenses	600,192
Net Investment Loss	(76,096)

Net Realized Gain (Loss) on:
Futures Contracts	15,207,443
Foreign Currency Translations	(452,954)
Net Realized Gain	14,754,489

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,569,062)
Futures Contracts	8,320,749
Foreign Currency Translations	115,247
Net Change in Unrealized Appreciation (Depreciation)	5,866,934
Net Realized and Unrealized Gain	20,621,423
Net Increase in Net Assets Resulting from Operations	$20,545,327

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KFA Large Cap Quality Dividend Index ETF
	Period Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Operations:
Net Investment Income	$288,539	$985,497
Net Realized Gain (Loss)	(115,653)	6,701,727
Net Change in Unrealized Appreciation (Depreciation)	(5,558,823)	(806,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,385,937)	6,880,677

Distributions	—	(2,032,887)

Capital Share Transactions:(1)
Issued	—	24,096,285
Redeemed	(23,296,752)	(27,857,202)
Decrease in Net Assets from Capital Share Transactions	(23,296,752)	(3,760,917)
Total Increase (Decrease) in Net Assets	(28,682,689)	1,086,873

Net Assets:
Beginning of Year/Period	50,083,995	48,997,122
End of Year/Period	$21,401,306	$50,083,995

Share Transactions:
Issued	—	750,000
Redeemed	(750,000)	(850,000)
Net Decrease in Shares Outstanding from Share Transactions	(750,000)	(100,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Small Cap Quality Dividend Index ETF
	Period Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Operations:
Net Investment Income	$179,414	$667,120
Net Realized Gain (Loss)	(1,304,805)	2,456,367
Net Change in Unrealized Appreciation (Depreciation)	(2,331,534)	(3,386,111)
Net Decrease in Net Assets Resulting from Operations	(3,456,925)	(262,624)

Distributions	—	(715,350)

Capital Share Transactions:(1)
Issued	—	8,686,129
Redeemed	(27,245,453)	(9,520,601)
Decrease in Net Assets from Capital Share Transactions	(27,245,453)	(834,472)
Total Decrease in Net Assets	(30,702,378)	(1,812,446)

Net Assets:
Beginning of Year/Period	36,746,453	38,558,899
End of Year/Period	$6,044,075	$36,746,453

Share Transactions:
Issued	—	300,000
Redeemed	(1,050,000)	(350,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,050,000)	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KFA Value Line® Dynamic Core Equity Index ETF
	Period Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Operations:
Net Investment Income	$375,244	$620,262
Net Realized Gain	392,344	3,433,428
Net Change in Unrealized Appreciation (Depreciation)	(5,127,795)	(498,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,360,207)	3,555,210

Distributions	(324,033)	(3,026,746)

Capital Share Transactions:(1)
Issued	1,092,971	8,300,591
Redeemed	(2,309,199)	(3,560,430)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,216,228)	4,740,161
Total Increase (Decrease) in Net Assets	(5,900,468)	5,268,625

Net Assets:
Beginning of Year/Period	30,583,277	25,314,652
End of Year/Period	$24,682,809	$30,583,277

Share Transactions:
Issued	50,000	350,000
Redeemed	(100,000)	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	200,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets (concluded)

	KFA Mount Lucas Index Strategy ETF
	Period Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Operations:
Net Investment Loss	$(76,096)	$(205,074)
Net Realized Gain	14,754,489	4,233,807
Net Change in Unrealized Appreciation (Depreciation)	5,866,934	3,484,807
Net Increase in Net Assets Resulting from Operations	20,545,327	7,513,540

Distributions	—	(2,205,751)

Capital Share Transactions:(1)
Issued	213,222,926	11,465,716
Redeemed	(5,221,138)	—
Increase in Net Assets from Capital Share Transactions	208,001,788	11,465,716
Total Increase in Net Assets	228,547,115	16,773,505

Net Assets:
Beginning of Year/Period	45,696,788	28,923,283
End of Year/Period	$274,243,903	$45,696,788

Share Transactions:
Issued	5,900,000	400,000
Redeemed	(150,000)	—
Net Increase in Shares Outstanding from Share Transactions	5,750,000	400,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2022 (Unaudited)

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KFA Large Cap Quality Dividend Index ETF(1)
2022***	33.39	0.28	(5.14)	(4.86)	—	—	—
2022	30.62	0.61	3.67	4.28	(0.75)	(0.76)	—
2021	21.14	0.49	9.67	10.16	(0.68)	—	—
2020	25.00	0.38	(4.04)	(3.66)	(0.20)	—	—
KFA Small Cap Quality Dividend Index ETF(1)
2022***	28.27	0.26	(4.35)	(4.09)	—	—	—
2022	28.56	0.52	(0.21)	0.31	(0.60)	—	—
2021	20.83	0.44	7.69	8.13	(0.40)	—	—
2020	25.00	0.35	(4.33)	(3.98)	(0.16)	(0.03)	—
KFA Value Line® Dynamic Core Equity Index ETF(2)
2022***	23.53	0.30	(3.82)	(3.52)	(0.26)	—	—
2022	23.01	0.48	2.45	2.93	(0.58)	(1.83)	—
2021	20.00	0.20	2.88	3.08	(0.07)	—	—
KFA Mount Lucas Index Strategy ETF(3)
2022***	31.51	(0.02)	6.60	6.58	—	—	—
2022	27.55	(0.18)	5.98	5.80	(1.77)	(0.07)	—
2021	25.00	(0.06)	2.61	2.55	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2022.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on June 11, 2019.
(2)	Commenced operations on November 23, 2020.
(3)	Commenced operations on December 1, 2020.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	28.53	(14.56)	21,401	0.41†	0.41†	1.80†	53††
(1.51)	33.39	13.82	50,084	0.40	0.40	1.86	129
(0.68)	30.62	48.30	48,997	0.41	0.41	1.86	142
(0.20)	21.14	(14.80)	41,226	0.42†	0.42†	1.85†	72††

—	24.18	(14.47)	6,044	0.51†	0.51†	1.98†	55††
(0.60)	28.27	0.97	36,746	0.51	0.51	1.83	151
(0.40)	28.56	39.27	38,559	0.51	0.51	1.81	126
(0.19)	20.83	(16.09)	24,993	0.52†	0.52†	1.75†	59††

(0.26)	19.75	(15.03)	24,683	0.55†	0.55†	2.65†	64††
(2.41)	23.53	12.62	30,583	0.55	0.55	1.99	164
(0.07)	23.01	15.46	25,315	0.55†	0.55†	2.68†	55††

—	38.09	20.88	274,244	0.89†	0.89†	(0.11)†	—††
(1.84)	31.51	22.21	45,697	0.89	0.89	(0.63)	15
—	27.55	10.20	28,923	0.89†	0.89†	(0.63)†	—††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2022, the Trust had thirty-two operational series. The financial statements herein and the related notes pertain to the following 4 series: KFA Large Cap Quality Dividend Index ETF, KFA Small Cap Quality Dividend Index ETF, KFA Value Line® Dynamic Core Equity Index ETF and KFA Mount Lucas Index Strategy ETF (each, a “Fund” and collectively, the “Funds”). Each of the Funds is a non-diversified Fund, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2022, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KFA Mount Lucas Index Strategy ETF (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KFA Mount Lucas Index Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”) (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The investment objective of each Fund is to seek to provide a total return that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KFA Large Cap Quality Dividend Index ETF	Russell 1000 Dividend Select Equal Weight Index
KFA Small Cap Quality Dividend Index ETF	Russell 2000 Dividend Select Equal Weight Index
KFA Value Line® Core Dynamic Equity Index ETF	3D/L Value Line® Dynamic Core Equity Index

Prior to April 1, 2022, the KFA Mount Lucas Index Strategy ETF sought to provide a total return that, before fees and expenses, exceeded that of the KFA MLM Index over a complete market cycle. Effective April 1, 2022, the KFA Mount Lucas Index Strategy ETF seeks to provide investment results that, before fees and expenses, track the price performance of the KFA MLM Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the Exchange is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e. exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Over-the-Counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2022, the Funds did not hold swaps, options or forward foreign currency contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities issued by a wholly-owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund will fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2022, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

FUTURES — The KFA Mount Lucas Index Strategy ETF will utilize the Subsidiary for purposes of investing in commodities futures contracts that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. As of September 30, 2022, the KFA Mount Lucas Index Strategy ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2022.

For the period ended September 30, 2022, the average monthly notional amount of futures contracts for the KFA Mount Lucas Index Strategy ETF was as follows:

KFA Mount Lucas Index Strategy ETF
Average Monthly Notional Value Long	$3,642,417
Average Monthly Notional Value Short	$309,474,886

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except KFA Value Line® Dynamic Core Equity Index ETF and KFA Mount Lucas Index Strategy ETF, distributes their net investment income at least annually. KFA Value Line® Dynamic Core Equity Index ETF and KFA Mount Lucas Index Strategy ETF typically distributes any net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4). There were no securities on loan as of September 30, 2022.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2022:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee — Subscriptions	Value at September 30, 2022	Standard Transaction Fee — Redemptions	Maximum Variable Transaction Fee*
KFA Large Cap Quality Dividend Index ETF	50,000	$700	$1,426,500	$700	2.00%
KFA Small Cap Quality Dividend Index ETF	50,000	350	1,209,000	350	2.00%
KFA Value Line® Dynamic Core Equity Index ETF	50,000	400	987,500	400	2.00%
KFA Mount Lucas Index Strategy ETF	50,000	500	1,904,500	500	2.00%

*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

3. DERIVATIVES TRANSACTIONS

The following tables are KFA Mount Lucas Index Strategy ETF exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of September 30, 2022, was as follows:

		Asset	Liability
Consolidated Statement of Assets and Liabilities Location		Derivatives	Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$2,613,655	$(9,229,559)
Interest Rate Risk Futures contracts	Unrealized appreciation/(depreciation)on futures contracts*	3,363,245	—
Foreign exchange Risk Futures contracts	Unrealized appreciation/(depreciation)on futures contracts*	16,107,105	—
		$22,084,005	$(9,229,559)

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (loss).

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2022, was as follows:

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk Futures contracts	$971,179	$(9,480,036)
Interest Risk Futures contracts	919,428	1,992,827
Foreign exchange Risk Futures contracts	13,316,836	15,807,958
	$15,207,443	$8,320,749

*	Futures contracts are included in net realized gain on Futures Contracts.
**	Futures contracts are included in change in unrealized depreciation on Futures Contracts.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. Under the Agreement, a portion of the premium for the insurance policy, which covers the Trust and Independent Trustees, is treated as an expense of the Independent Trustees, and the fees and expenses related to the Funds’ securities lending-related activities, which reduce the gross revenues and income of the Funds, are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations, if any, as “Security Lending Fees”. During the period, none of the Funds engaged in securities lending.

Management
KraneShares Funds	Fee
KFA Large Cap Quality Dividend Index ETF	0.40%
KFA Small Cap Quality Dividend Index ETF	0.50%
KFA Value Line® Dynamic Core Equity Index ETF	0.55%
KFA Mount Lucas Index Strategy ETF	0.89%

The Adviser bears all of its own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENTS — 3D/L Capital Management, LLC (“3D/L”) (formerly, Lee Capital Management, LP) serves as the Sub-Adviser of the KFA Value Line® Dynamic Core Equity Index ETF. 3D/L provides non-discretionary sub-advisory services to the Fund, which will includes research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. For the services 3D/L provides to the Fund, the Adviser pays 3D/L a fee equal to 25% of the Net Revenue received by Krane from the Fund. For any monthly calculation period in which net assets average $150 million or more, Krane will pay 3D/L thirty percent (30%) of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

Schedule A of the Investment Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Agreement and any reimbursements by Krane of the Fund’s expenses).

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KFA Mount Lucas Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Investment Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Agreement and any reimbursements by Krane of the Fund’s expenses).

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2022, no fees were charged under the Plan, since no such fees are currently paid by the Funds and the Board has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KFA MOUNT LUCAS INDEX STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the KFA Mount Lucas Index Strategy ETF include the accounts of the Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31 for financial statement consolidation purposes.

The Subsidiary is classified as a controlled foreign corporation under the Code. The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The KFA Mount Lucas Index Strategy ETF’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

A summary of the investments in the Subsidiary is as follows:

		Subsidiary	% of Total
	Inception	Net Assets at	Net Assets at
	Date Of	September 30,	September 30,
KraneShares Funds	Subsidiary	2022	2022
KFA MLM Index Subsidiary, Ltd.	December 1, 2020	$49,432,835	18.03%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2022, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
KraneShares Funds	Purchases	Maturities
KFA Large Cap Quality Dividend Index ETF	$17,991,023	$17,686,997
KFA Small Cap Quality Dividend Index ETF	10,785,385	10,551,600
KFA Value Line® Dynamic Core Equity Index ETF	17,773,952	17,753,691
KFA Mount Lucas Index Strategy ETF	129,902,682	—

For the period ended September 30, 2022, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
KraneShares Funds	Purchases	Maturities	Gain/(Loss)
KFA Large Cap Quality Dividend Index ETF	$—	$23,252,675	$1,507,677
KFA Small Cap Quality Dividend Index ETF	—	27,235,670	(225,858)
KFA Value Line® Dynamic Core Equity Index ETF	1,089,468	2,303,876	245,643

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency translation, redemption in kind, reclass of gains and losses from foreign currency and bond futures, and utilization of earnings and profits on shareholder redemptions. The permanent differences that are credited or charged to paid-in-capital and distributable earnings are redemption-in-kind transactions and utilization of earnings and profits on shareholder redemptions. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The tax character of dividends and distributions paid during the year or period ended March 31, 2022 and March 31, 2021 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Totals
KFA Large Cap Quality Dividend Index ETF
2022	$1,039,986	$992,901	$2,032,887
2021	912,095	—	912,095

KFA Small Cap Quality Dividend Index ETF
2022	$715,350	$—	$715,350
2021	538,857	—	538,857

KFA Value Line® Dynamic Core Equity Index ETF
2022	$3,026,746	$—	$3,026,746
2021	54,791	—	54,791

KFA Mount Lucas Index Strategy ETF
2022	$2,162,295	$43,456	$2,205,751
2021	—	—	—

As of March 31, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KFA Large Cap Quality Dividend Index ETF	KFA Small Cap Quality Dividend Index ETF	KFA Value Line® Dynamic Core Equity Index ETF	KFA Mount Lucas Index Strategy ETF
Undistributed Ordinary Income	$144,039	$110,536	$357,906	$8,235,789
Undistributed Long-Term Capital Gain	93,750	—	601,444	255,658
Capital Loss Carryforwards	—	(914,740)	—	—
Post October Losses	(127,764)	(480,340)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	4,664,493	1,832,351	1,763,122	(377,354)
Other Temporary Differences	4	1	5	(494,387)
Total Distributable Earnings	$4,774,522	$547,808	$2,722,477	$7,619,706

Post-October capital losses represent losses realized from November 1, 2021 through March 31, 2022, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds have capital loss carryforwards as follows:

	Short-Term	Long-Term
KraneShares Funds	Loss	Loss	Total
KFA Small Cap Quality Dividend Index ETF	$914,740	$—	$914,740

During the year ended March 31, 2022, KFA Large Cap Quality Dividend Index ETF and KFA Small Cap Quality Dividend Index ETF utilized $901,773 and $1,777,611, respectively, of capital loss carryforwards to offset capital gains.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2022, were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
KFA Large Cap Quality Dividend Index ETF	$22,215,030	$519,653	$(1,399,230)	$(879,577)
KFA Small Cap Quality Dividend Index ETF	6,487,407	108,209	(580,301)	(472,092)
KFA Value Line® Dynamic Core Equity Index ETF	27,838,628	226,042	(3,447,732)	(3,221,690)
KFA Mount Lucas Index Strategy ETF	157,880,581	—	(3,448,581)	(3,448,581)

8. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CONCENTRATION RISK — Because the Funds’ assets are expected to be concentrated in an industry or group of industries, to the extent that the Underlying Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index (as applicable), the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FUTURES STRATEGY RISK — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

LIQUIDITY RISK — The Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. If a number of securities held by the Fund halt trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (continued)

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

PASSIVE INVESTMENT RISK — The Funds are not actively managed, do not seek to “beat” the Underlying Index and do not take temporary defensive positions when markets decline. Therefore, the Funds may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Funds’ investment objective and principal investment strategies impose limits on the Funds’ ability to invest in securities not included in the Underlying Index.

VALUATION RISK — Independent market quotations for certain investments held by the Funds may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

9. OTHER

At September 30, 2022, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements/Consolidated Notes to Financial Statements (Unaudited) (concluded)

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events.

Effective November 11, 2022, the name of the KFA Mount Lucas Index Strategy ETF changed to KFA Mount Lucas Managed Futures Index Strategy ETF (the “Fund”). The ticker of the Fund remained KMLM.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At a meeting held on May 25-26, 2022, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust that operate as exchange-traded funds (collectively, the “Funds”):

●	KFA Large Cap Quality Dividend Index ETF (“KLCD”);

●	KFA Mount Lucas Index Strategy ETF (“KMLM”);

●	KFA Small Cap Quality Dividend Index ETF (“KSCD”);

●	KFA Value Line® Dynamic Core Equity Index ETF (“KVLE”).

●	the existing sub-advisory agreement (the “3D/L Agreement”) between 3D/L Capital Management LLC (“3D/L”) and Krane, on behalf of KVLE; and

●	the existing sub-advisory agreement (the “Mount Lucas Agreement”) between Mount Lucas Index Advisers LLC (“Mount Lucas”) and Krane on behalf of KMLM.

3D/L and Mount Lucas are referred to collectively herein as the “Sub-Advisers”. The 3D/L Agreement and the Mount Lucas Agreement are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 25, 2022, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and, if applicable, by their respective Sub-Adviser; (2) the compensation paid under the Advisory Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 25, 2022 executive session of the Independent Trustees and the May 25-26, 2022 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Advisers, as applicable. The Board also discussed the nature, quality and extent of services provided by 3D/L under the 3D/L Agreement and Mount Lucas under the Mount Lucas Agreement.

The Advisory Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (if applicable), is responsible for assessing the market appeal and the investment strategy of each Fund.

●	The Board considered that Krane is responsible for arranging service providers for the Trust.

●	The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The 3D/L Agreement

●	The Board noted proposed changes to 3D/L’s ownership and management structure and considered materials provided by 3D/L with respect to the new structure. The Board considered the continued involvement of 3D/L’s existing management personnel after the restructuring, including 3D/L’s chief investment officer, who will continue to provide advice to Krane.

●	The Independent Trustees considered that they had the opportunity to meet with 3D/L’s chief executive officer to discuss the proposed restructuring and the continuing involvement of 3D/L’s management in providing services to Krane under the terms of the 3D/L Agreement.

●	The Board considered 3D/L’s involvement in developing KVLE’s investment strategy and underlying index and noted that 3D/L serves as a non-discretionary sub-adviser to KVLE.

The Mount Lucas Agreement

●	The Board noted that it had the opportunity to meet with members of the Mount Lucas management team and discuss their investment process and the performance of KMLM to date.

●	The Board took note of the experience of Mount Lucas portfolio staff in managing a futures portfolio.

●	The Board noted that the KMLM structure provides non-institutional investors with access to a managed futures portfolio that can provide uncorrelated returns.

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

Investment Performance

The Board noted that it considers the performance of each Fund at each regular meeting of the Board. At such meetings, Krane presents information regarding the performance of each Fund versus an identified Morningstar peer group. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane.

With respect to the Funds, each of which tracks the performance of an underlying index, the Board considered that the tracking error of each Fund against its underlying index was a more meaningful representation of the Fund’s performance. The Board considered that, at each meeting of the Board it receives reports of the tracking error of each Fund against both its underlying index and key competitors. The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each of the Funds. Under the unitary fee arrangement, Krane is responsible for paying most of the Funds’ expenses, including those of the Funds’ principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the Funds compared to those of their peer groups.

The Board noted that the management fees paid by KLCD and KSCD are slightly above the median expense ratio for each Fund’s peer group but are lower than most other funds managed by Krane. The Board acknowledged that KVLE’s management fee and expense ratio are above the median but noted the Fund provided unique exposure to large cap funds through a proprietary quantitative modeling system and unique approach to risk management. The Board further noted that KMLM’s management fee was in the top quartile and acknowledged the Fund provided investors with a differentiated managed futures strategy not otherwise available to retail investors. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

Costs and Profitability

The Board considered that although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board also considered that Krane has established a securities lending program for the benefit of certain of the Funds and that fees earned by Krane from such Funds can affect the profitability of such Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain Funds. The Board noted that Krane held a small minority position in 3D/L, and that in connection with the restructuring of 3D/L, Krane will no longer own any shares of 3D/L. The Board considered that Krane will receive fair value for its holding in 3D/L at the time of the restructuring. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (concluded)

judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Liquidity Risk Management Program (Unaudited)

September 30, 2022

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2022, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2021 through December 31, 2021 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 to September 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	4/1/2022	9/30/2022	Ratios	Period(1)
KFA Large Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$854.40	0.41%	$1.91
Hypothetical 5% Return	1,000.00	1,023.01	0.41	2.08

KFA Small Cap Quality Dividend Index ETF
Actual Fund Return	$1,000.00	$855.30	0.51%	$2.37
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59

KFA Value Line® Dynamic Core Equity Index ETF
Actual Fund Return	$1,000.00	$849.70	0.55%	$2.55
Hypothetical 5% Return	1,000.00	1,022.31	0.55	2.79

KFA Mount Lucas Index Strategy ETF
Actual Fund Return	$1,000.00	$1,208.80	0.89%	$4.93
Hypothetical 5% Return	1,000.00	1,020.61	0.89	4.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) unless otherwise indicated.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kfafunds.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

KraneShares Trust:

280 Park Avenue 32nd

Floor New York, NY 10017

1-855-857-2638

http://kfafunds.com

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

3D/L Capital Management, LLC

100 Constitution Plaza, Suite 700

Hartford, CT 06103

Sub-Adviser:

Mount Lucas Index Advisers, LLC

405 South State Street

Newtown, PA, 18940

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

KRS-SA-003-0400

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable to the Registrant.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2022

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2022